Restructuring charges	9 Months Ended
May 31, 2022
Restructuring Charges
Restructuring charges

26.	Restructuring charges

During the month of February 2022, the company recorded restructuring charges of $35,747 related to corporate workforce reductions of 4 employees.

All restructuring expenses for the quarter and year to date are for severance. No restructuring actions occurred during the quarter or nine months ended May 31, 2021.